Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	$ 0	$ 22
Gain on lease termination		30
Provisions charged to income statement (incl onerous contracts)	(40)
Administrative expenses:
Administrative expenses	(300)	(267)	$ (385)
Impairment loss on financial assets	0	(88)	(8)
Other impairment charges:
Impairment		(4)
Other impairment charges	(4)	(226)	(131)
Profit/(loss) before tax	361	(280)	542
Contract assets		(53)
Property plant and equipment	0	(90)
Financial expenses	(147)	(144)	(121)
Tax on exceptional items	29	52	20
Tax	96	(20)	156
Operating exceptional items	(29)	(270)	(186)
Fair value gains on contingent purchase consideration	6	13	27
Operating exceptional items analysed as:
Operating exceptional profit before tax	494	(153)	630
Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		(8)
Right-of-use assets [member]
Other impairment charges:
Impairment	0
Americas [member]
Other impairment charges:
Contract assets		(42)
EMEAA [member]
Administrative expenses:
Impairment loss on financial assets	(9)	(9)
Other impairment charges:
Contract assets		(11)
EMEAA [member] | Right-of-use assets [member]
Other impairment charges:
Impairment		(5)
Exceptional items [member]
Cost of sales:
Gain on lease termination	0	30
Total cost of sales	0	34
Administrative expenses:
Acquisition and integration costs	0	(6)	(7)
Litigation	(25)	(5)	(28)
Administrative expenses	(25)	(30)	(55)
Impairment loss on financial assets	(4)	(48)
Other impairment charges:
Goodwill	0		(49)
Impairment		(13)
Other impairment charges	(4)	(226)	(131)
Profit/(loss) before tax	(29)	(263)	(148)
Contract assets	0	(53)
Property plant and equipment	0	(90)
Financial expenses	0	(14)
Tax on exceptional items	(3)	(52)	(20)
Exceptional tax	26
Tax	(29)	(52)	(20)
Fair value gains on contingent purchase consideration	0	21	38
Operating exceptional items analysed as:
Operating exceptional profit before tax	(29)	(270)	(186)
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	0
Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	0	(19)	(20)
Exceptional items [member] | Right-of-use assets [member]
Other impairment charges:
Impairment	0	(16)	(32)
Exceptional items [member] | Management agreements [member]
Other impairment charges:
Management agreements	0	(48)	(50)
Exceptional items [member] | Onerous Contracts Provisions [Member]
Cost of sales:
Provisions charged to income statement (incl onerous contracts)	0	(10)
Exceptional items [member] | Associates [member]
Other impairment charges:
Impairment	(4)	(19)
Exceptional items [member] | Americas [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	(22)	(118)	(62)
Exceptional items [member] | EMEAA [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	(7)	(128)	(109)
Exceptional items [member] | Greater China [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	0	(5)
Exceptional items [member] | Central [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	$ 0	$ (19)	$ (15)